Share based compensation reserve - Reserve Summary (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of reserves within equity [line items]
Reserve of share-based payments	€ 9.4
Share award charge	7.3	€ 6.4
Reserve of share-based payments	15.0
Stock Vested During Period, Value, Restricted Stock Award, Gross1	(1.3)
Share based compensation reserve
Disclosure of reserves within equity [line items]
Reserve of share-based payments	9.4
Reserve of share-based payments	15.0
Non-Executive Director | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	0.4
January 1, 2016 | Key management personnel of entity or parent | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	6.0
January 1, 2017 | Key management personnel of entity or parent | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	0.7
January 1, 2018 | Key management personnel of entity or parent | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	0.2
Non-Executive Directors Award | Key Management Personnel Of Entity Or Parent, Non-Executive Directors Vested Shares [Member] | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	€ (0.8)
Management Share Award 2016
Disclosure of reserves within equity [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement	278,209
Management Share Award 2016 | Key Management Personnel Of Entity Or Parent, Reclassification to tax liability [Domain] | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	€ 0.4
Management Share Award 2017
Disclosure of reserves within equity [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement	85,315